UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

 ==============================================================

        SEMIANNUAL REPORT
        USAA GROWTH & INCOME FUND
        FUND SHARES o ADVISER SHARES
        JANUARY 31, 2015

 ==============================================================

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR
INVESTORS TO FOCUS LESS ON WHAT'S HAPPENING         [PHOTO OF BROOKS ENGLEHARDT]
DAY-TO-DAY IN THE FINANCIAL MARKETS AND MORE
ON THEIR OWN FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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    it--to raise short-term interest rates. Elsewhere, central banks continued
    to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  10

    Notes to Portfolio of Investments                                         18

    Financial Statements                                                      19

    Notes to Financial Statements                                             22

EXPENSE EXAMPLE                                                               37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202739-0315

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

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FUND OBJECTIVE

THE USAA GROWTH & INCOME FUND (THE FUND) SEEKS CAPITAL GROWTH WITH A SECONDARY INVESTMENT OBJECTIVE OF CURRENT INCOME.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital growth and income. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company*              Barrow, Hanley, Mewhinney & Strauss,
                                                LLC**

    JOHN B. JARES, CFA                          MARK GIAMBRONE
    JOHN P. TOOHEY, CFA                         MICHAEL B. NAYFA, CFA
                                                TERRY L. PELZEL, CFA

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o   PLEASE DISCUSS THE MARKET BACKDROP DURING THE REPORTING PERIOD.

    During the six-month reporting period ended January 31, 2015, stocks finished moderately higher but with considerable volatility along the way. As the reporting period opened, fears of outright deflation in major regions, most notably Europe and Japan, were added to concerns over the impact on global growth of China's efforts to reform and restructure its economy. The United States stood as the principal bright spot globally, as incoming data confirmed that the previous winter's lull in economic activity had been largely weather-driven. Market jitters over increasing signs of possible deflation globally and speculation over the impact of an improving U.S. employment rate on Federal Reserve (the Fed) policy caused stocks to dip in October 2014, before resuming their upward trend. The biggest story late in the reporting period was the collapse in oil prices, based on the outlook for weakened global demand and continued strong supply. Against this backdrop, energy-related stocks suffered significant declines, while other areas of the market benefited from the anticipated positive impact of lower energy prices on U.S. consumers.

     * Effective December 1, 2014, Wasif A. Latif no longer is a co-manager of the Fund.

    ** Effective December 1, 2014, James P. Barrow, Ray Nixon, Jr, Timothy J.
       Culler and Lewis Ropp are no longer co-managers of the Fund.

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2  | USAA GROWTH & INCOME FUND

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o   HOW DID THE USAA GROWTH & INCOME FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares and Adviser Shares had total returns of 2.61% and 2.39%, respectively. This compares to returns of 4.38% for the Russell 3000(R) Index (the Index) and 2.94% for the Lipper Multi-Cap Core Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Barrow, Hanley, Mewhinney & Strauss (BHMS) is the subadviser to the Fund. The investment adviser and the subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.

o   HOW DID BHMS' PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period, stock selection within the consumer discretionary and materials sectors added to the Fund's return relative to the Index, as did an underweight in energy. Selection within the financial sector, where the Fund focused on lenders who seemed well positioned to benefit from a rise in interest rate levels, and an underweight position in REITs based on valuation concerns, detracted from the Fund's performance. A significant contributor to relative performance was a position in retailer Target Corp. in the consumer discretionary sector. Within consumer staples, holdings of tobacco company Altria Group, Inc. outperformed, as investors were attracted to the company's high dividend payout. While the Fund's performance benefited from an underweight position in the energy sector, the most significant individual detractors for the period also came from energy. Specifically,

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    positions in offshore driller SeaDrill Ltd. and integrated oil and gas company BP plc ADR experienced especially significant declines, as the dramatic drop in oil prices negatively impacted the outlook for the energy sector.

o HOW DID USAA ASSET MANAGEMENT COMPANY'S PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period, our portion of the Fund's portfolio modestly underperformed the Index. Holdings in the technology and industrials sectors as well as an underweight position in the energy sector added to the Fund's performance. Conversely, holdings in the consumer discretionary and health care sectors subtracted from its returns. In addition, the Fund's position in financials represented a drag on performance as the financial companies within that position typically benefited from rising short-term interest rates. As interest rates remained low, and actually declined over the period, these holdings were a headwind to performance. In contrast, strong stock selection in the technology and industrial sectors boosted the Fund's returns.

    Thank you for your continued investment in the Fund.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Investing in REITs has some of the same risks associated with the direct ownership of real estate.

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4  | USAA GROWTH & INCOME FUND

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INVESTMENT OVERVIEW

USAA GROWTH & INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USGRX)

--------------------------------------------------------------------------------
                                        1/31/15                       7/31/14
--------------------------------------------------------------------------------
Net Assets                           $1.5 Billion                  $1.5 Billion
Net Asset Value Per Share               $20.47                        $22.62

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
7/31/14 - 1/31/15*            1 YEAR            5 YEARS               10 YEARS
     2.61%                    10.89%            14.00%                6.50%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
1 YEAR                           5 YEARS                              10 YEARS
11.21%                           13.95%                                6.67%


--------------------------------------------------------------------------------
                        EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                                    0.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             LIPPER MULTI-CAP     USAA GROWTH &
                         RUSSELL 3000           CORE FUNDS         INCOME FUND
                            INDEX                 INDEX              SHARES
 1/31/2005                $10,000.00           $10,000.00          $10,000.00
 2/28/2005                 10,220.13            10,202.18           10,183.03
 3/31/2005                 10,047.27            10,041.77           10,020.10
 4/30/2005                  9,828.98             9,768.43            9,809.15
 5/31/2005                 10,201.41            10,168.42           10,169.98
 6/30/2005                 10,272.67            10,280.38           10,218.75
 7/31/2005                 10,694.11            10,716.16           10,646.62
 8/31/2005                 10,592.16            10,667.36           10,635.50
 9/30/2005                 10,684.83            10,763.18           10,705.62
10/31/2005                 10,484.72            10,540.64           10,449.80
11/30/2005                 10,892.57            10,946.32           10,900.27
12/31/2005                 10,902.35            11,074.08           10,926.52
 1/31/2006                 11,266.61            11,485.39           11,305.34
 2/28/2006                 11,286.64            11,439.73           11,228.39
 3/31/2006                 11,481.74            11,694.69           11,331.90
 4/30/2006                 11,606.30            11,839.57           11,480.07
 5/31/2006                 11,234.71            11,429.45           10,928.88
 6/30/2006                 11,254.59            11,395.76           10,948.60
 7/31/2006                 11,244.05            11,259.20           10,776.32
 8/31/2006                 11,519.11            11,525.67           10,877.31
 9/30/2006                 11,776.97            11,773.16           11,234.34
10/31/2006                 12,200.91            12,211.14           11,585.41
11/30/2006                 12,466.38            12,500.34           11,912.68
12/31/2006                 12,615.68            12,640.13           11,970.29
 1/31/2007                 12,855.81            12,915.64           12,321.57
 2/28/2007                 12,644.92            12,745.40           12,109.48
 3/31/2007                 12,776.53            12,879.75           12,314.95
 4/30/2007                 13,286.91            13,380.65           12,719.26
 5/31/2007                 13,771.12            13,881.62           13,335.67
 6/30/2007                 13,513.21            13,761.42           13,203.11
 7/31/2007                 13,052.37            13,321.14           12,765.65
 8/31/2007                 13,239.73            13,407.15           12,878.33
 9/30/2007                 13,722.41            13,874.41           13,348.92
10/31/2007                 13,974.13            14,154.03           13,779.75
11/30/2007                 13,345.04            13,518.01           13,196.48
12/31/2007                 13,264.28            13,394.67           13,106.76
 1/31/2008                 12,460.31            12,642.44           12,195.71
 2/29/2008                 12,073.30            12,309.32           11,759.33
 3/31/2008                 12,001.77            12,136.09           11,590.90
 4/30/2008                 12,601.96            12,746.06           12,256.96
 5/31/2008                 12,860.13            13,058.46           12,570.85
 6/30/2008                 11,798.91            12,017.33           11,600.11
 7/31/2008                 11,704.80            11,841.47           11,392.96
 8/31/2008                 11,886.59            11,954.50           11,485.03
 9/30/2008                 10,768.96            10,621.56           10,279.61
10/31/2008                  8,858.98             8,615.07            8,334.40
11/30/2008                  8,159.66             7,863.25            7,557.86
12/31/2008                  8,315.76             8,110.73            7,673.20
 1/31/2009                  7,617.90             7,537.16            7,101.96
 2/28/2009                  6,819.88             6,839.93            6,461.24
 3/31/2009                  7,417.26             7,392.30            7,006.56
 4/30/2009                  8,197.81             8,349.75            7,796.25
 5/31/2009                  8,635.22             8,864.68            8,214.32
 6/30/2009                  8,664.64             8,856.71            8,140.78
 7/31/2009                  9,339.06             9,591.39            8,799.79
 8/31/2009                  9,672.76             9,918.34            9,102.17
 9/30/2009                 10,078.01            10,368.23            9,540.15
10/31/2009                  9,818.81            10,065.09            9,322.80
11/30/2009                 10,376.75            10,614.23            9,866.18
12/31/2009                 10,672.46            10,973.88           10,149.28
 1/31/2010                 10,287.74            10,570.10            9,752.64
 2/28/2010                 10,636.51            10,926.12           10,125.95
 3/31/2010                 11,306.90            11,598.24           10,751.21
 4/30/2010                 11,550.91            11,823.97           10,938.05
 5/31/2010                 10,638.42            10,893.51           10,034.98
 6/30/2010                 10,026.84            10,350.53            9,428.55
 7/31/2010                 10,722.93            11,020.05           10,185.02
 8/31/2010                 10,218.17            10,528.21            9,615.72
 9/30/2010                 11,182.93            11,488.87           10,600.62
10/31/2010                 11,619.93            11,974.59           11,014.65
11/30/2010                 11,687.01            12,018.57           11,030.27
12/31/2010                 12,479.26            12,798.72           11,766.12
 1/31/2011                 12,751.83            13,105.15           12,016.63
 2/28/2011                 13,216.10            13,556.54           12,361.08
 3/31/2011                 13,275.72            13,615.74           12,346.25
 4/30/2011                 13,670.86            14,013.68           12,769.55
 5/31/2011                 13,514.88            13,819.65           12,612.77
 6/30/2011                 13,272.16            13,575.55           12,368.38
 7/31/2011                 12,968.23            13,256.36           11,967.88
 8/31/2011                 12,190.20            12,313.76           11,198.30
 9/30/2011                 11,244.29            11,263.17           10,271.09
10/31/2011                 12,538.43            12,508.28           11,530.39
11/30/2011                 12,504.54            12,434.75           11,435.94
12/31/2011                 12,607.32            12,439.36           11,469.04
 1/31/2012                 13,243.52            13,120.37           12,139.98
 2/29/2012                 13,803.76            13,688.03           12,668.83
 3/31/2012                 14,229.57            14,011.98           12,999.24
 4/30/2012                 14,136.24            13,877.83           12,777.85
 5/31/2012                 13,262.35            12,927.07           11,773.65
 6/30/2012                 13,781.77            13,364.31           12,145.12
 7/31/2012                 13,918.28            13,486.17           12,240.25
 8/31/2012                 14,265.66            13,840.06           12,668.34
 9/30/2012                 14,640.27            14,206.44           12,973.27
10/31/2012                 14,387.75            14,032.90           12,727.00
11/30/2012                 14,499.17            14,210.13           12,782.61
12/31/2012                 14,676.85            14,448.44           12,902.02
 1/31/2013                 15,482.18            15,269.41           13,603.74
 2/28/2013                 15,687.36            15,415.41           13,691.45
 3/31/2013                 16,302.09            15,999.60           14,128.66
 4/30/2013                 16,568.94            16,195.13           14,344.43
 5/31/2013                 16,959.81            16,606.37           14,831.90
 6/30/2013                 16,739.83            16,358.36           14,627.26
 7/31/2013                 17,657.31            17,272.59           15,532.45
 8/31/2013                 17,164.39            16,816.10           15,107.89
 9/30/2013                 17,802.50            17,494.65           15,688.25
10/31/2013                 18,558.71            18,170.42           16,450.59
11/30/2013                 19,097.30            18,656.81           17,044.42
12/31/2013                 19,601.14            19,155.43           17,534.75
 1/31/2014                 18,981.87            18,558.87           16,931.77
 2/28/2014                 19,882.29            19,433.88           17,695.54
 3/31/2014                 19,987.82            19,473.03           17,753.43
 4/30/2014                 20,012.08            19,408.98           17,713.07
 5/31/2014                 20,448.76            19,847.57           18,181.32
 6/30/2014                 20,961.66            20,353.54           18,597.30
 7/31/2014                 20,548.14            19,926.52           18,297.99
 8/31/2014                 21,410.23            20,691.68           19,090.74
 9/30/2014                 20,963.94            20,183.10           18,792.08
10/31/2014                 21,540.73            20,652.44           19,051.51
11/30/2014                 22,062.74            21,081.15           19,489.29
12/31/2014                 22,062.49            21,082.34           19,500.95
 1/31/2015                 21,448.46            20,511.95           18,776.30

                                   [END CHART]

                          Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

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6  | USAA GROWTH & INCOME FUND

================================================================================

USAA GROWTH & INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: USGIX)

--------------------------------------------------------------------------------
                                          1/31/15                    7/31/14
--------------------------------------------------------------------------------
Net Assets                            $8.4 Million                $9.3 Million
Net Asset Value Per Share                $20.40                      $22.56

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
7/31/14 - 1/31/15*           1 YEAR                    SINCE INCEPTION 8/01/10
      2.39%                  10.52%                            13.64%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
1 YEAR                                                 SINCE INCEPTION 8/01/10
10.90%                                                          14.93%

--------------------------------------------------------------------------------
                              EXPENSE RATIOS AS OF 7/31/14**
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT      1.22%                AFTER REIMBURSEMENT       1.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.30% of the average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          LIPPER MULTI-CAP       USAA GROWTH &
                       RUSSELL 3000          CORE FUNDS           INCOME FUND
                          INDEX                INDEX            ADVISER SHARES
 7/31/2010              $10,000.00          $10,000.00           $10,000.00
 8/31/2010                9,529.27            9,553.69             9,242.88
 9/30/2010               10,429.00           10,425.42            10,181.90
10/31/2010               10,836.53           10,866.19            10,572.36
11/30/2010               10,899.09           10,906.09            10,594.88
12/31/2010               11,637.93           11,614.04            11,294.92
 1/31/2011               11,892.12           11,892.10            11,535.56
 2/28/2011               12,325.09           12,301.71            11,858.92
 3/31/2011               12,380.68           12,355.43            11,843.03
 4/30/2011               12,749.19           12,716.53            12,249.34
 5/31/2011               12,603.72           12,540.46            12,091.33
 6/30/2011               12,377.37           12,318.96            11,856.29
 7/31/2011               12,093.93           12,029.32            11,464.60
 8/31/2011               11,368.35           11,173.96            10,726.40
 9/30/2011               10,486.22           10,220.62             9,836.31
10/31/2011               11,693.10           11,350.48            11,035.68
11/30/2011               11,661.50           11,283.76            10,945.16
12/31/2011               11,757.35           11,287.94            10,972.69
 1/31/2012               12,350.66           11,905.91            11,615.47
 2/29/2012               12,873.13           12,421.03            12,114.58
 3/31/2012               13,270.23           12,714.99            12,431.21
 4/30/2012               13,183.19           12,593.26            12,211.66
 5/31/2012               12,368.22           11,730.51            11,257.74
 6/30/2012               12,852.62           12,127.27            11,605.30
 7/31/2012               12,979.93           12,237.85            11,696.32
 8/31/2012               13,303.88           12,558.98            12,098.34
 9/30/2012               13,653.24           12,891.45            12,389.98
10/31/2012               13,417.75           12,733.97            12,154.49
11/30/2012               13,521.65           12,894.80            12,200.07
12/31/2012               13,687.36           13,111.05            12,299.97
 1/31/2013               14,438.39           13,856.03            12,962.98
 2/28/2013               14,629.74           13,988.51            13,046.81
 3/31/2013               15,203.03           14,518.63            13,461.18
 4/30/2013               15,451.88           14,696.06            13,659.59
 5/31/2013               15,816.40           15,069.23            14,125.08
 6/30/2013               15,611.25           14,844.19            13,925.21
 7/31/2013               16,466.88           15,673.79            14,781.20
 8/31/2013               16,007.19           15,259.55            14,376.13
 9/30/2013               16,602.28           15,875.29            14,917.60
10/31/2013               17,307.51           16,488.51            15,644.36
11/30/2013               17,809.78           16,929.88            16,202.81
12/31/2013               18,279.65           17,382.35            16,664.88
 1/31/2014               17,702.13           16,841.00            16,090.50
 2/28/2014               18,541.85           17,635.03            16,810.40
 3/31/2014               18,640.27           17,670.55            16,868.28
 4/30/2014               18,662.89           17,612.44            16,822.15
 5/31/2014               19,070.13           18,010.42            17,268.07
 6/30/2014               19,548.45           18,469.56            17,661.32
 7/31/2014               19,162.81           18,082.06            17,368.75
 8/31/2014               19,966.78           18,776.40            18,107.85
 9/30/2014               19,550.58           18,314.90            17,831.45
10/31/2014               20,088.48           18,740.79            18,070.43
11/30/2014               20,575.30           19,129.82            18,479.02
12/31/2014               20,575.07           19,130.90            18,481.06
 1/31/2015               20,002.43           18,613.30            17,783.67

                                  [END CHART]

                         Data from 7/31/10 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the Russell 3000 Index and the Lipper Multi-Cap Core Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA GROWTH & INCOME FUND

================================================================================

                          o TOP 10 HOLDINGS - 1/31/15 o
                                (% of Net Assets)

Canadian Pacific Railway Ltd. ............................................. 2.2%
Capital One Financial Corp. ............................................... 2.0%
Gilead Sciences, Inc. ..................................................... 2.0%
Citigroup, Inc. ........................................................... 1.7%
Occidental Petroleum Corp. ................................................ 1.6%
Applied Materials, Inc. ................................................... 1.6%
Microsoft Corp. ........................................................... 1.6%
Hewlett-Packard Co. ....................................................... 1.5%
Ameriprise Financial, Inc. ................................................ 1.5%
Juniper Networks, Inc. .................................................... 1.4%

                         o ASSET ALLOCATION - 1/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 20.3%
INFORMATION TECHNOLOGY                                                     17.8%
CONSUMER DISCRETIONARY                                                     15.2%
HEALTH CARE                                                                13.9%
INDUSTRIALS                                                                13.9%
ENERGY                                                                      5.1%
CONSUMER STAPLES                                                            5.1%
MATERIALS                                                                   2.7%
TELECOMMUNICATION SERVICES                                                  1.5%
UTILITIES                                                                   0.2%
MONEY MARKET INSTRUMENTS                                                    5.0%

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               COMMON STOCKS (95.7%)

               CONSUMER DISCRETIONARY (15.2%)
               ------------------------------
               APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
      92,100   Hanesbrands, Inc.                                                              $   10,258
      69,500   Michael Kors Holdings Ltd.*                                                         4,920
                                                                                              ----------
                                                                                                  15,178
                                                                                              ----------
               AUTO PARTS & EQUIPMENT (2.5%)
     254,030   Delphi Automotive plc                                                              17,459
     450,500   Johnson Controls, Inc.                                                             20,935
                                                                                              ----------
                                                                                                  38,394
                                                                                              ----------
               BROADCASTING (0.3%)
      86,100   CBS Corp. "B"                                                                       4,719
                                                                                              ----------
               CABLE & SATELLITE (1.1%)
     171,100   Comcast Corp. "A"                                                                   9,093
      92,300   DIRECTV*                                                                            7,872
                                                                                              ----------
                                                                                                  16,965
                                                                                              ----------
               CASINOS & GAMING (1.0%)
      84,610   Las Vegas Sands Corp.                                                               4,600
     548,600   MGM Resorts International*                                                         10,687
                                                                                              ----------
                                                                                                  15,287
                                                                                              ----------
               EDUCATION SERVICES (0.3%)
     120,000   Grand Canyon Education, Inc.*                                                       5,258
                                                                                              ----------
               FOOTWEAR (0.3%)
      50,950   NIKE, Inc. "B"                                                                      4,700
                                                                                              ----------
               GENERAL MERCHANDISE STORES (1.4%)
      72,600   Dollar General Corp.*                                                               4,869
     218,190   Target Corp.                                                                       16,061
                                                                                              ----------
                                                                                                  20,930
                                                                                              ----------
               HOME IMPROVEMENT RETAIL (0.8%)
     115,890   Home Depot, Inc.                                                                   12,101
                                                                                              ----------
               HOMEBUILDING (0.7%)
       8,155   NVR, Inc.*                                                                         10,228
                                                                                              ----------

================================================================================

10  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               HOTELS, RESORTS & CRUISE LINES (3.2%)
     466,000   Carnival Corp.                                                                 $   20,485
     350,800   Norwegian Cruise Line Holdings Ltd.*                                               15,351
     110,000   Royal Caribbean Cruises Ltd.                                                        8,311
      80,980   Starwood Hotels & Resorts Worldwide, Inc.                                           5,828
                                                                                              ----------
                                                                                                  49,975
                                                                                              ----------
               INTERNET RETAIL (0.8%)
      34,810   Amazon.com, Inc.*                                                                  12,341
                                                                                              ----------
               LEISURE FACILITIES (0.5%)
     456,600   SeaWorld Entertainment, Inc.                                                        7,995
                                                                                              ----------
               MOVIES & ENTERTAINMENT (0.9%)
     154,600   Walt Disney Co.                                                                    14,063
                                                                                              ----------
               SPECIALTY STORES (0.4%)
      73,590   Tiffany & Co.                                                                       6,376
                                                                                              ----------
               Total Consumer Discretionary                                                      234,510
                                                                                              ----------
               Consumer Staples (5.1%)
               -----------------------
               DRUG RETAIL (1.9%)
     217,775   CVS Health Corp.                                                                   21,377
     115,860   Walgreens Boots Alliance, Inc.                                                      8,545
                                                                                              ----------
                                                                                                  29,922
                                                                                              ----------
               HOUSEHOLD PRODUCTS (0.8%)
     138,715   Procter & Gamble Co.                                                               11,692
                                                                                              ----------
               HYPERMARKETS & SUPER CENTERS (0.7%)
     123,900   Wal-Mart Stores, Inc.                                                              10,529
                                                                                              ----------
               SOFT DRINKS (0.6%)
      98,700   PepsiCo, Inc.                                                                       9,256
                                                                                              ----------
               TOBACCO (1.1%)
     200,200   Altria Group, Inc.                                                                 10,630
      86,200   Philip Morris International, Inc.                                                   6,917
                                                                                              ----------
                                                                                                  17,547
                                                                                              ----------
               Total Consumer Staples                                                             78,946
                                                                                              ----------
               ENERGY (5.1%)
               -------------
               INTEGRATED OIL & GAS (2.5%)
     159,800   BP plc ADR                                                                          6,205
      69,800   Chevron Corp.                                                                       7,156
     314,000   Occidental Petroleum Corp.                                                         25,120
                                                                                              ----------
                                                                                                  38,481
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               OIL & GAS DRILLING (0.1%)
     224,400   SeaDrill Ltd.                                                                  $    2,410
                                                                                              ----------
               OIL & GAS EQUIPMENT & SERVICES (1.4%)
     201,500   FMSA Holdings, Inc.*                                                                1,046
     400,500   Halliburton Co.                                                                    16,016
      76,300   Oceaneering International, Inc.                                                     3,995
                                                                                              ----------
                                                                                                  21,057
                                                                                              ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
      89,495   Anadarko Petroleum Corp.                                                            7,316
      88,400   ConocoPhillips                                                                      5,568
                                                                                              ----------
                                                                                                  12,884
                                                                                              ----------
               OIL & GAS REFINING & MARKETING (0.3%)
      66,300   Phillips 66                                                                         4,662
                                                                                              ----------
               Total Energy                                                                       79,494
                                                                                              ----------
               FINANCIALS (20.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (2.4%)
     183,240   Ameriprise Financial, Inc.                                                         22,894
     127,500   Bank of New York Mellon Corp.                                                       4,590
     133,900   State Street Corp.                                                                  9,575
                                                                                              ----------
                                                                                                  37,059
                                                                                              ----------
               CONSUMER FINANCE (4.2%)
      89,700   American Express Co.                                                                7,238
     435,000   Capital One Financial Corp.                                                        31,846
     135,200   Discover Financial Services                                                         7,352
     545,320   Navient Corp.                                                                      10,765
     842,820   SLM Corp.                                                                           7,678
                                                                                              ----------
                                                                                                  64,879
                                                                                              ----------
               DIVERSIFIED BANKS (5.1%)
   1,301,800   Bank of America Corp.                                                              19,722
     573,300   Citigroup, Inc.                                                                    26,917
     358,755   JPMorgan Chase & Co.                                                               19,509
     246,335   Wells Fargo & Co.                                                                  12,790
                                                                                              ----------
                                                                                                  78,938
                                                                                              ----------
               INVESTMENT BANKING & BROKERAGE (1.9%)
     397,900   Charles Schwab Corp.                                                               10,337
     179,200   E*Trade Financial Corp.*                                                            4,131
     430,700   Morgan Stanley                                                                     14,562
                                                                                              ----------
                                                                                                  29,030
                                                                                              ----------

================================================================================

12  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (1.2%)
     384,415   American International Group, Inc.                                             $   18,786
                                                                                              ----------
               REGIONAL BANKS (2.0%)
     109,000   CIT Group, Inc.                                                                     4,776
     391,600   Fifth Third Bancorp                                                                 6,775
     611,400   First Niagara Financial Group, Inc.                                                 4,965
     356,100   KeyCorp                                                                             4,626
     109,150   PNC Financial Services Group, Inc.                                                  9,227
                                                                                              ----------
                                                                                                  30,369
                                                                                              ----------
               SPECIALIZED FINANCE (2.6%)
     227,070   CME Group, Inc.                                                                    19,369
     100,020   Intercontinental Exchange, Inc.                                                    20,577
                                                                                              ----------
                                                                                                  39,946
                                                                                              ----------
               THRIFTS & MORTGAGE FINANCE (0.9%)
     464,900   New York Community Bancorp, Inc.                                                    7,183
     518,100   People's United Financial, Inc.                                                     7,290
                                                                                              ----------
                                                                                                  14,473
                                                                                              ----------
               Total Financials                                                                  313,480
                                                                                              ----------
               HEALTH CARE (13.9%)
               -------------------
               BIOTECHNOLOGY (2.6%)
      58,280   Amgen, Inc.                                                                         8,874
     293,600   Gilead Sciences, Inc.*                                                             30,778
                                                                                              ----------
                                                                                                  39,652
                                                                                              ----------
               HEALTH CARE DISTRIBUTORS (0.6%)
     113,500   Cardinal Health, Inc.                                                               9,442
                                                                                              ----------
               HEALTH CARE EQUIPMENT (1.7%)
     487,300   Hologic, Inc.*                                                                     14,797
     167,200   Medtronic plc                                                                      11,938
                                                                                              ----------
                                                                                                  26,735
                                                                                              ----------
               HEALTH CARE FACILITIES (1.0%)
     217,648   HCA Holdings, Inc.*                                                                15,409
                                                                                              ----------
               HEALTH CARE SERVICES (0.8%)
     164,900   Omnicare, Inc.                                                                     12,364
                                                                                              ----------
               MANAGED HEALTH CARE (1.5%)
      61,928   Anthem, Inc.                                                                        8,358
      65,860   Cigna Corp.                                                                         7,036
      75,700   UnitedHealth Group, Inc.                                                            8,043
                                                                                              ----------
                                                                                                  23,437
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (5.7%)
     248,300   AbbVie, Inc.                                                                   $   14,985
      35,000   Actavis plc*                                                                        9,329
      42,400   Allergan, Inc.                                                                      9,297
     185,700   Johnson & Johnson                                                                  18,596
     133,775   Merck & Co., Inc.                                                                   8,064
     339,082   Pfizer, Inc.                                                                       10,596
     203,700   Sanofi ADR                                                                          9,388
     137,000   Teva Pharmaceutical Industries Ltd. ADR                                             7,790
                                                                                              ----------
                                                                                                  88,045
                                                                                              ----------
               Total Health Care                                                                 215,084
                                                                                              ----------
               INDUSTRIALS (13.9%)
               -------------------
               AEROSPACE & DEFENSE (3.8%)
      60,800   Boeing Co.                                                                          8,839
      52,100   General Dynamics Corp.                                                              6,940
      63,910   Honeywell International, Inc.                                                       6,248
      60,800   Raytheon Co.                                                                        6,083
     467,000   Spirit AeroSystems Holdings, Inc. "A"*                                             21,034
      85,950   United Technologies Corp.                                                           9,865
                                                                                              ----------
                                                                                                  59,009
                                                                                              ----------
               AIR FREIGHT & LOGISTICS (1.0%)
      93,055   FedEx Corp.                                                                        15,737
                                                                                              ----------
               AIRLINES (1.3%)
     293,380   United Continental Holdings, Inc.*                                                 20,352
                                                                                              ----------
               BUILDING PRODUCTS (0.7%)
     268,000   Owens Corning, Inc.                                                                10,734
                                                                                              ----------
               CONSTRUCTION & ENGINEERING (0.3%)
     317,500   KBR, Inc.                                                                           5,248
                                                                                              ----------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
     146,000   Joy Global, Inc.                                                                    6,123
                                                                                              ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
     262,260   Eaton Corp. plc                                                                    16,546
     119,200   Emerson Electric Co.                                                                6,787
                                                                                              ----------
                                                                                                  23,333
                                                                                              ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     186,700   Republic Services, Inc.                                                             7,408
                                                                                              ----------
               INDUSTRIAL CONGLOMERATES (0.6%)
     365,900   General Electric Co.                                                                8,741
                                                                                              ----------

================================================================================

14  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (1.0%)
      66,200   SPX Corp.                                                                      $    5,532
     107,600   Stanley Black & Decker, Inc.                                                       10,077
                                                                                              ----------
                                                                                                  15,609
                                                                                              ----------
               RAILROADS (2.8%)
     193,800   Canadian Pacific Railway Ltd.                                                      33,851
      80,790   Kansas City Southern                                                                8,894
                                                                                              ----------
                                                                                                  42,745
                                                                                              ----------
               Total Industrials                                                                 215,039
                                                                                              ----------
               INFORMATION TECHNOLOGY (17.8%)
               ------------------------------
               APPLICATION SOFTWARE (0.5%)
     122,200   Adobe Systems, Inc.*                                                                8,570
                                                                                              ----------
               COMMUNICATIONS EQUIPMENT (1.4%)
     943,600   Juniper Networks, Inc.                                                             21,448
                                                                                              ----------
               DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
      44,490   Visa, Inc. "A"                                                                     11,341
                                                                                              ----------
               INTERNET SOFTWARE & SERVICES (2.6%)
     201,500   AOL, Inc.*                                                                          8,715
     212,100   Facebook, Inc. "A"*                                                                16,101
      28,560   Google, Inc. "A"*                                                                  15,352
                                                                                              ----------
                                                                                                  40,168
                                                                                              ----------
               SEMICONDUCTOR EQUIPMENT (1.6%)
   1,076,600   Applied Materials, Inc.                                                            24,590
                                                                                              ----------
               SEMICONDUCTORS (5.1%)
     367,000   Broadcom Corp. "A"                                                                 15,574
     478,700   Fairchild Semiconductor International, Inc.*                                        7,348
     533,900   Intel Corp.                                                                        17,640
     193,300   Microchip Technology, Inc.                                                          8,718
     235,345   NXP Semiconductors N.V.*                                                           18,672
     196,200   Texas Instruments, Inc.                                                            10,487
                                                                                              ----------
                                                                                                  78,439
                                                                                              ----------
               SYSTEMS SOFTWARE (3.0%)
     204,100   CA, Inc.                                                                            6,184
     594,435   Microsoft Corp.                                                                    24,015
     380,965   Oracle Corp.                                                                       15,959
                                                                                              ----------
                                                                                                  46,158
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.9%)
     121,950   Apple, Inc.                                                                    $   14,288
     656,690   Hewlett-Packard Co.                                                                23,726
      94,660   SanDisk Corp.                                                                       7,185
                                                                                              ----------
                                                                                                  45,199
                                                                                              ----------
               Total Information Technology                                                      275,913
                                                                                              ----------
               MATERIALS (2.7%)
               ----------------
               CONSTRUCTION MATERIALS (0.6%)
     387,000   CRH plc ADR                                                                         9,342
                                                                                              ----------
               DIVERSIFIED CHEMICALS (1.0%)
     107,800   FMC Corp.                                                                           6,199
     462,700   Huntsman Corp.                                                                     10,161
                                                                                              ----------
                                                                                                  16,360
                                                                                              ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
      56,000   Monsanto Co.                                                                        6,607
     275,300   Potash Corp. of Saskatchewan, Inc.                                                 10,059
                                                                                              ----------
                                                                                                  16,666
                                                                                              ----------
               Total Materials                                                                    42,368
                                                                                              ----------
               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
     203,640   Verizon Communications, Inc.                                                        9,308
                                                                                              ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.9%)
     286,500   T-Mobile US, Inc.*                                                                  8,647
     143,527   Vodafone Group plc ADR                                                              5,042
                                                                                              ----------
                                                                                                  13,689
                                                                                              ----------
               Total Telecommunication Services                                                   22,997
                                                                                              ----------
               UTILITIES (0.2%)
               ----------------
               MULTI-UTILITIES (0.2%)
      80,600   Public Service Enterprise Group, Inc.                                               3,440
                                                                                              ----------
               Total Common Stocks (cost: $1,211,124)                                          1,481,271
                                                                                              ----------

               MONEY MARKET INSTRUMENTS (5.0%)

               MONEY MARKET FUNDS (5.0%)
  78,045,424   State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (a)
               (cost: $78,045)                                                                    78,045
                                                                                              ----------

               TOTAL INVESTMENTS (COST: $1,289,169)                                           $1,559,316
                                                                                              ==========

================================================================================

16  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ in 000s)                                            VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                      (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                  QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                              IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS              INPUTS          INPUTS               TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
    Common Stocks                    $1,481,271                  $-              $-          $1,481,271

Money Market Instruments:
    Money Market Funds                   78,045                   -               -              78,045
--------------------------------------------------------------------------------------------------------
Total                                $1,559,316                  $-              $-          $1,559,316
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.8% of net assets at January 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR  -   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
             dollars.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,289,169)                            $1,559,316
   Cash                                                                                                2
   Receivables:
      Capital shares sold                                                                            944
      Dividends and interest                                                                       1,121
      Securities sold                                                                             12,518
      Other                                                                                          123
                                                                                              ----------
           Total assets                                                                        1,574,024
                                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                                        23,817
      Capital shares redeemed                                                                        791
   Accrued management fees                                                                           805
   Accrued transfer agent's fees                                                                      50
   Other accrued expenses and payables                                                                66
                                                                                              ----------
           Total liabilities                                                                      25,529
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $1,548,495
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $1,248,036
   Accumulated undistributed net investment income                                                   477
   Accumulated net realized gain on investments                                                   29,835
   Net unrealized appreciation of investments                                                    270,147
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $1,548,495
                                                                                              ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,540,045/75,247 shares outstanding)                        $    20.47
                                                                                              ==========
      Adviser Shares (net assets of $8,450/414 shares outstanding)                            $    20.41
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $58)                                           $   13,087
   Interest                                                                                           23
                                                                                              ----------
           Total income                                                                           13,110
                                                                                              ----------
EXPENSES
   Management fees                                                                                 4,745
   Administration and servicing fees:
       Fund Shares                                                                                 1,179
       Adviser Shares                                                                                  7
   Transfer agent's fees:
       Fund Shares                                                                                 1,137
   Distribution and service fees (Note 6F):
       Adviser Shares                                                                                 12
   Custody and accounting fees:
       Fund Shares                                                                                    93
       Adviser Shares                                                                                  1
   Postage:
       Fund Shares                                                                                    54
   Shareholder reporting fees:
       Fund Shares                                                                                    37
   Trustees' fees                                                                                     11
   Registration fees:
       Fund Shares                                                                                    14
       Adviser Shares                                                                                  9
   Professional fees                                                                                  50
   Other                                                                                              14
                                                                                              ----------
           Total expenses                                                                          7,363
                                                                                              ----------
NET INVESTMENT INCOME                                                                              5,747
                                                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
       Investments                                                                                51,973
       Foreign currency transactions                                                                  (4)
   Change in net unrealized appreciation/depreciation                                            (18,333)
                                                                                              ----------
           Net realized and unrealized gain                                                       33,636
                                                                                              ----------
   Increase in net assets resulting from operations                                           $   39,383
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

20  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------------------------------
                                                                        1/31/2015              7/31/2014
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS

   Net investment income                                              $    5,747              $   14,377
   Net realized gain on investments                                       51,973                 232,943
   Net realized loss on foreign currency transactions                         (4)                     (2)
   Change in net unrealized appreciation/depreciation
      of investments                                                     (18,333)                   (454)
                                                                      ----------------------------------
   Increase in net assets resulting from operations                       39,383                 246,864
                                                                      ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income:
      Fund Shares                                                         (5,913)                (14,544)
      Adviser Shares                                                         (18)                    (65)
                                                                      ----------------------------------
           Total distributions of net investment income                   (5,931)                (14,609)
                                                                      ----------------------------------
   Net realized gains:
      Fund Shares                                                       (183,949)                      -
      Adviser Shares                                                      (1,135)                      -
                                                                      ----------------------------------
           Total distributions of net realized gains                    (185,084)                      -
                                                                      ----------------------------------
      Distributions to shareholders                                     (191,015)                      -
                                                                      ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)

   Fund Shares                                                           175,993                (134,434)
   Adviser Shares                                                             34                      64
                                                                      ----------------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                      176,027                (134,370)
                                                                      ----------------------------------
   Net increase in net assets                                             24,395                  97,885

NET ASSETS

   Beginning of period                                                 1,524,100               1,426,215
                                                                      ----------------------------------
   End of period                                                      $1,548,495              $1,524,100
                                                                      ==================================
Accumulated undistributed net investment income:
   End of period                                                      $      477              $      661
                                                                      ==================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are to seek capital growth and, secondarily, current income.

The Fund consists of two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

22  | USAA GROWTH & INCOME FUND

================================================================================

Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

      the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and

================================================================================

24  | USAA GROWTH & INCOME FUND

================================================================================

      asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6.    Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

================================================================================

26  | USAA GROWTH & INCOME FUND

================================================================================

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $4,000, which represents 2.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made

================================================================================

28  | USAA GROWTH & INCOME FUND

===============================================================================-

annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $293,147,000 and $310,088,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $306,751,000 and $36,604,000, respectively, resulting in net unrealized appreciation of $270,147,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                                      SIX-MONTH PERIOD ENDED            YEAR ENDED
                                                         JANUARY 31, 2015             JULY 31, 2014
--------------------------------------------------------------------------------------------------------
                                                         SHARES       AMOUNT        SHARES       AMOUNT
                                                       -------------------------------------------------
FUND SHARES:
Shares sold                                                 3,486     $ 77,842       8,281     $ 176,080
Shares issued from
 reinvested dividends                                       8,756      186,826         663        14,292
Shares redeemed                                            (3,947)     (88,675)    (15,136)     (324,806)
                                                       -------------------------------------------------
Net increase (decrease) from capital
 share transactions                                         8,295     $175,993      (6,192)    $(134,434)
                                                       =================================================
ADVISER SHARES:
Shares sold                                                     4     $     95           6     $     123
Shares issued from
 reinvested dividends                                           2           37           -*            2
Shares redeemed                                                (4)         (98)         (3)          (61)
                                                       -------------------------------------------------
Net increase from capital
 share transactions                                             2     $     34           3     $      64
                                                       =================================================

*Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could

================================================================================

30  | USAA GROWTH & INCOME FUND

================================================================================

    range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Core Funds Index over the performance period. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Core Funds category. The performance period for the each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                           (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 100 to 400                               +/- 4
    +/- 401 to 700                               +/- 5
    +/- 701 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $4,745,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to BHMS, of $689,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,179,000 and $7,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $25,000 for these compliance and legal

================================================================================

32  | USAA GROWTH & INCOME FUND

================================================================================

    services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 1.20% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.30% of average net assets.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,137,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $12,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

G. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 398,000 shares, which represent 96.0% of the Adviser Shares and 0.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

34  | USAA GROWTH & INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                       YEAR ENDED JULY 31,
                             ---------------------------------------------------------------------------
                                   2015         2014         2013         2012         2011         2010
                             ---------------------------------------------------------------------------
Net asset value at
 beginning of period         $    22.63   $    19.39   $    15.44   $    15.24   $    13.06   $    11.35
                             ---------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              .08          .21          .18          .14          .11          .08
 Net realized and
  unrealized gain                   .60         3.24         3.95          .20         2.17         1.71
                             --------------------------------------------------------------------------
Total from investment
 operations                         .68         3.45         4.13          .34         2.28         1.79
                             ---------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.08)        (.21)        (.18)        (.14)        (.10)        (.08)
 Realized capital gains           (2.76)           -            -            -            -            -
                             ---------------------------------------------------------------------------
Total distributions               (2.84)        (.21)        (.18)        (.14)        (.10)        (.08)
                             ---------------------------------------------------------------------------
Net asset value at end
 of period                   $    20.47   $    22.63   $    19.39   $    15.44   $    15.24   $    13.06
                             ===========================================================================
Total return (%)*                  2.57        17.86        26.90         2.28        17.50        15.74(a)
Net assets at end of
 period (000)                $1,540,045   $1,514,795   $1,418,296   $1,152,540   $1,153,199   $1,031,233
Ratios to average
 net assets:**
 Expenses (%)(b)                    .93(e)       .94          .96         1.01          .98         1.04(a)
Net investment income (%)           .73(e)       .97         1.04          .93          .72          .60
Portfolio turnover (%)               19           61(d)       112(c)        51           52           91

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $1,560,120,000.
(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $167,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.02%. This decrease is excluded from the expense ratio in the
    Financial Highlights table.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -         (.00%)(+)    (.00%)(+)    (.00%)(+)    (.00%)(+)    (.00%)(+)
    (+)Represents less than 0.01% of average net assets.

(c) Reflects increased trading activity due to changes in subadviser(s).
(d) Reflects decreased trading activity due to changes in subadviser(s).
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED                                        PERIOD ENDED
                                         JANUARY 31,              YEAR ENDED JULY 31,        JULY 31,***
                                       -----------------------------------------------------------------
                                           2015            2014          2013           2012       2011
                                       -----------------------------------------------------------------
Net asset value at beginning
 of period                               $22.56          $19.34        $15.42         $15.22     $13.34
                                         --------------------------------------------------------------
Income from investment
 operations:
 Net investment income                      .05             .15           .12            .10        .05
 Net realized and
  unrealized gain                           .60            3.23          3.93            .20       1.90
                                         --------------------------------------------------------------
Total from investment
 operations                                 .65            3.38          4.05            .30       1.95
                                         --------------------------------------------------------------
Less distributions from:
 Net investment income                     (.04)           (.16)         (.13)          (.10)      (.07)
 Realized capital gains                   (2.76)              -             -              -         -
                                         --------------------------------------------------------------
Total distributions                       (2.80)           (.16)         (.13)          (.10)      (.07)
                                         --------------------------------------------------------------
Net asset value at end of
 period                                  $20.41          $22.56        $19.34         $15.42     $15.22
                                         ==============================================================
Total return (%)*                          2.44           17.51         26.37           2.02      14.65
Net assets at end of
 period (000)                            $8,450          $9,305        $7,919         $6,223     $6,151
Ratios to average net assets:**
 Expenses (%)(a)                           1.25(b),(e)     1.22          1.30           1.30       1.30(b)
 Expenses, excluding
   reimbursements (%)(a)                   1.25(b)         1.22          1.39           1.43       1.83(b)
 Net investment income (%)                  .42(b)          .70           .70            .64        .35(b)
Portfolio turnover (%)                       19              61(d)        112(c)          51         52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $9,273,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                              -            (.00%)(+)     (.00%)(+)      (.00%)(+)  (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to changes in subadviser(s).
(d) Reflects decreased trading activity due to changes in subadviser(s).
(e) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.30% of the Adviser Shares' average net assets.

================================================================================

36  | USAA GROWTH & INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                          BEGINNING              ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         AUGUST 1, 2014 -
                                        AUGUST 1, 2014       JANUARY 31, 2015       JANUARY 31, 2015
                                       --------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,025.70              $4.75
Hypothetical
 (5% return before expenses)               1,000.00               1,020.52               4.74

ADVISER SHARES
Actual                                     1,000.00               1,024.40               6.38
Hypothetical
 (5% return before expenses)               1,000.00               1,018.90               6.36

* Expenses are equal to the Fund's annualized expense ratio of 0.93% for Fund Shares and 1.25% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.57% for Fund Shares and 2.44% for Adviser Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

38  | USAA GROWTH & INCOME FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
INDEPENDENT                            100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT usaa.com                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800)531-USAA
       (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]                                       [LOGO OF RECYCLE PAPER]
         USAA      We know what it means to serve.(R)               10%

================================================================================
    23432-0315                               (C)2015, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance  Committee   selects and nominates  candidates for
membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified
in fund disclosure  documents or as received by   AMCO or  a fund officer.  Any
recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise;
affiliations;  experience   relating to  serving on the  Board; and references.
The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.












                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.